UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 50%

FORM N-Q

APRIL 30, 2007

Legg Mason Partners Variable Lifestyle Allocation 85%

Schedules of Investments (unaudited)	April 30, 2007
Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
379,327	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$8,151,748
151,301	Legg Mason Investors Trust, Inc. - Legg Mason American Leading Cos. Trust, Institutional Class Shares	4,101,762
191,589	Legg Mason Opportunity Trust, Institutional Class Shares	4,084,675
	Legg Mason Partners Equity Trust:
98,043	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,296,545
257,727	Legg Mason Partners Appreciation Fund, Class I Shares	4,118,477
534,564	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	8,120,029
321,655	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	8,295,472
359,306	Legg Mason Partners Small Cap Growth Fund, Class I Shares	6,093,836
97,641	Legg Mason Value Trust, Inc., Institutional Class Shares *	8,211,619
507,316	The Royce Fund - Royce Value Fund, Institutional Class Shares	6,163,884
	Western Asset Funds, Inc.:
378,402	Western Asset Absolute Return Portfolio, Institutional Class Shares	3,867,270
333,840	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	3,522,008
365,021	Western Asset High Yield Portfolio, Institutional Class Shares	3,978,728

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $65,897,305)	81,006,053

Face Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$378,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity- $378,055; (Fully collateralized by various U.S. government agency obligations, 3.556% to 7.089% due 7/1/12 to 11/1/46; Market value - $385,563) (Cost - $378,000)	378,000

	TOTAL INVESTMENTS — 100.0% (Cost — $66,275,305#)	81,384,053
	Liabilities in Excess of Other Assets — 0.0%	(28,247)

	TOTAL NET ASSETS — 100.0%	$81,355,806

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

1

Legg Mason Partners Variable Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	April 30, 2007
Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
450,583	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$9,683,031
	Legg Mason Partners Equity Trust:
103,311	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,957,316
808,571	Legg Mason Partners Appreciation Fund, Class I Shares	12,920,961
747,752	Legg Mason Partners Fundamental Value Fund, Class I Shares	12,943,588
633,005	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	9,615,345
564,104	Legg Mason Partners Small Cap Growth Fund, Class I Shares	9,567,212
154,578	Legg Mason Value Trust, Inc., Institutional Class Shares *	13,000,014
800,694	The Royce Fund - Royce Value Fund, Institutional Class Shares	9,728,437
	Western Asset Funds, Inc.:
1,201,415	Western Asset Absolute Return Portfolio, Institutional Class Shares	12,278,460
1,675,784	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	17,679,523
574,459	Western Asset High Yield Portfolio, Institutional Class Shares	6,261,598

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $113,863,202)	126,635,485

Face Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$366,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity- $366,053; (Fully collateralized by various U.S. government agency obligations, 3.556% to 7.089% due 7/1/12 to 11/1/46; Market value - $373,324) (Cost - $366,000)	366,000

	TOTAL INVESTMENTS — 99.9% (Cost — $114,229,202#)	127,001,485
	Other Assets in Excess of Liabilities — 0.1%	71,534

	TOTAL NET ASSETS — 100.0%	$127,073,019

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

2

Legg Mason Partners Variable Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	April 30, 2007
Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
527,539	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$11,336,820
	Legg Mason Partners Equity Trust:
126,773	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	15,899,893
1,001,132	Legg Mason Partners Appreciation Fund, Class I Shares	15,998,084
923,160	Legg Mason Partners Fundamental Value Fund, Class I Shares	15,979,896
738,448	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	11,217,031
793,362	Legg Mason Partners Small Cap Growth Fund, Class I Shares	13,455,419
189,886	Legg Mason Value Trust, Inc., Institutional Class Shares *	15,969,391
1,123,701	The Royce Fund - Royce Value Fund, Institutional Class Shares	13,652,967
	Western Asset Funds, Inc:
2,830,795	Western Asset Absolute Return Portfolio, Institutional Class Shares	28,930,720
6,243,383	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	65,867,691
1,441,666	Western Asset High Yield Portfolio, Institutional Class Shares	15,714,160

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $209,272,691)	224,022,072

Face Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$583,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity - $583,085; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value - $594,664) (Cost - $583,000)	583,000

	TOTAL INVESTMENTS — 99.9% (Cost — $209,855,691#)	224,605,072
	Other Assets in Excess of Liabilities — 0.1%	336,162

	TOTAL NET ASSETS — 100.0%	$224,941,234

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Funds”) are separate non-diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, is a Maryland business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. Prior to April 27, 2007, the Funds were separate non-diversified investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation, registered under the 1940 Act. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Lifestyle Allocation 85%	$15,108,748	—	$15,108,748
Lifestyle Allocation 70%	12,772,283	—	12,772,283
Lifestyle Allocation 50%	14,749,381	—	14,749,381

4

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: June 28, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 85%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 85%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 70%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 70%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 50%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: June 28, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Variable Equity Trust – Legg Mason Partners Variable Lifestyle Allocation 50%;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer